Property and Equipment, net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 3,738	$ 790
Less: accumulated depreciation		(833)	(460)
Property and equipment, net	$ 10,170	2,905	330
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		1,432	315
Vehicle
Property, Plant and Equipment [Line Items]
Total property and equipment		900	229
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 581	$ 246